PREPAYMENTS AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Deductible input VAT		¥ 329,439	¥ 118,850
Deferred rental commission		80,641	48,731
Deposits to landlords		70,598	21,924
Prepaid marketing expense		34,410	21,532
Receivables from payment channels		18,553	23,127
Interest receivable		15,751	8,260
Other receivables		23,859
Others		63,367	23,370
Prepayments and Other Current Assets	$ 91,444	¥ 636,618	¥ 265,794